Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 33.15%
FHLMC	5.50%	10-1-2054	$4,303,361	$4,326,453
FHLMC	5.50	11-1-2054	339,374	341,142
FHLMC	5.50	6-1-2055	1,950,521	1,957,914
FNMA%%	5.00	7-13-2056	16,520,000	16,230,929
FNMA%%	5.50	7-13-2056	10,065,000	10,097,160
FNMA%%	6.00	8-13-2056	13,885,000	14,148,907
FNMA%%	6.50	7-13-2056	990,000	1,024,024
GNMA	5.00	12-20-2054	1,692,164	1,672,073
GNMA%%	5.00	7-20-2056	2,040,000	2,011,037
GNMA	5.50	12-20-2054	2,690,407	2,707,865
GNMA%%	5.50	7-20-2056	17,390,000	17,475,454
Total agency securities (Cost $71,787,043)				71,992,958
Asset-backed securities: 6.06%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	159,390
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	999,207
BSPRT Issuer LLC Series 2025-FL12 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.02	1-17-2043	400,000	400,684
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	397,508	395,143
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,625,000	1,582,094
CenterSquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	300,000	293,546
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	104,067	104,486
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	690,000	704,191
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	850,000	861,108
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	225,000	221,128
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	705,408	708,852
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	344,750	350,843
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.29	1-19-2044	450,000	450,048
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	499,404	498,806
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	994,875	926,079
JBHP ABS I LLC	5.39	12-15-2041	295,000	292,288
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	335,750	338,899
Jimmy Johns Funding LLC Series 2026-1A Class A2144A%%	5.69	4-30-2056	100,000	100,361
Kinetic ABS Issuer LLC Series 2026-2A Class A2144A%%	5.83	6-25-2058	215,000	216,978
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.55	10-16-2036	270,000	264,660
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	200,000	119,420
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	560,000	561,046
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	154,110	154,341
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	500,000	490,361
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	100,000	99,390
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	1,083,500	1,045,842
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	100,000	100,443
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44%	1-25-2064	$285,000	$285,677
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	420,000	425,046
Total asset-backed securities (Cost $13,335,581)				13,150,357
Corporate bonds and notes: 27.93%
Basic materials: 0.97%
Chemicals: 0.68%
Air Products & Chemicals, Inc.	4.00	3-3-2035	350,000	409,994
Celanese U.S. Holdings LLC	7.38	7-15-2032	470,000	494,330
Chemours Co.144A	8.00	1-15-2033	560,000	567,155
				1,471,479
Iron/steel: 0.29%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	80,000	73,137
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	570,000	565,495
				638,632
Communications: 5.23%
Internet: 1.54%
Alphabet, Inc.	5.65	2-15-2056	190,000	187,475
Amazon.com, Inc.	4.88	3-13-2036	230,000	226,413
Amazon.com, Inc.	5.80	3-13-2056	375,000	372,608
Amazon.com, Inc.	5.95	3-13-2066	185,000	183,937
Arches Buyer, Inc.144A	6.13	12-1-2028	370,000	364,448
Booking Holdings, Inc.	4.13	5-12-2033	335,000	392,958
Meta Platforms, Inc.	5.25	5-15-2036	335,000	332,635
Meta Platforms, Inc.	5.40	8-15-2054	380,000	335,288
Meta Platforms, Inc.	5.63	11-15-2055	350,000	317,155
Meta Platforms, Inc.	6.30	5-15-2056	170,000	169,221
Wayfair LLC144A	6.75	11-15-2032	460,000	472,373
				3,354,511
Media: 1.94%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	946,000	800,817
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	645,000	574,666
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	70,000	44,623
Comcast Corp.	2.94	11-1-2056	130,000	70,406
Comcast Corp.	2.99	11-1-2063	300,000	156,071
Comcast Corp.	5.50	5-15-2064	55,000	47,043
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	9.25	6-1-2032	455,000	462,301
Gray Media, Inc.144A	9.63	7-15-2032	425,000	410,189
News Corp.144A	3.88	5-15-2029	310,000	300,655
News Corp.144A	5.13	2-15-2032	405,000	396,789
See accompanying notes to portfolio of investments
2 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Space Exploration Technologies Corp.144A	5.88%	7-15-2036	$760,000	$750,093
Time Warner Cable LLC	5.50	9-1-2041	225,000	192,518
				4,206,171
Telecommunications: 1.75%
AT&T, Inc.	3.55	9-15-2055	1,030,000	663,263
AT&T, Inc.	5.70	11-1-2054	170,000	158,032
AT&T, Inc.	6.20	10-30-2056	240,000	237,237
Beacon Point DC LLC144A	6.13	11-30-2042	345,000	347,963
HUT 8 DC LLC144A	6.19	11-15-2042	165,000	167,126
Level 3 Financing, Inc.144A	3.75	7-15-2029	8,000	7,720
Level 3 Financing, Inc.144A	7.00	3-31-2034	330,000	340,276
Level 3 Financing, Inc.144A	8.50	1-15-2036	450,000	483,225
PR RNO Property Owner 1 LLC144A	6.50	5-1-2031	405,000	404,416
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	405,000	399,161
Verizon Communications, Inc.	5.88	11-30-2055	210,000	203,737
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.04%)±	6.20	5-14-2056	240,000	242,636
WULF Compute LLC144A	7.75	10-15-2030	130,000	136,545
				3,791,337
Consumer, cyclical: 3.18%
Airlines: 0.21%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	415,120	410,293
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	42,006	42,501
				452,794
Apparel: 0.39%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	758,780	861,629
Auto manufacturers: 0.21%
Ford Motor Credit Co. LLC	5.42	4-9-2031	465,000	461,044
Auto parts & equipment: 0.38%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	280,000	288,840
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	540,000	533,448
				822,288
Entertainment: 0.24%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	500,000	514,838
Home builders: 0.51%
Century Communities, Inc.144A	6.63	9-15-2033	445,000	449,343
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	605,000	621,624
LGI Homes, Inc.144A	8.75	12-15-2028	33,000	34,101
				1,105,068
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.03%
Newell Brands, Inc.	6.38%	5-15-2030	$65,000	$65,884
Retail: 1.01%
Michaels Cos., Inc.144A	8.50	3-15-2033	400,000	396,198
Michaels Cos., Inc.144A	11.00	3-15-2034	200,000	195,824
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	580,000	580,126
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	580,000	580,923
QXO Building Products, Inc.144A	6.88	7-15-2034	430,000	441,428
				2,194,499
Toys/games/hobbies: 0.20%
Mattel, Inc.	5.45	11-1-2041	210,000	191,867
Mattel, Inc.144A	5.88	12-15-2027	240,000	240,094
				431,961
Consumer, non-cyclical: 2.61%
Beverages: 0.18%
Maple Parent Holdings Corp.144A	5.70	3-26-2036	400,000	404,958
Commercial services: 1.42%
GEO Group, Inc.	10.25	4-15-2031	125,000	135,056
Global Payments, Inc.	4.88	11-15-2030	660,000	648,829
Global Payments, Inc.	4.88	3-17-2031	735,000	867,466
Global Payments, Inc.	5.20	11-15-2032	225,000	219,746
Global Payments, Inc.	5.95	8-15-2052	60,000	56,833
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.	5.50	5-15-2033	450,000	503,335
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	495,000	469,806
Upbound Group, Inc.144A	6.38	2-15-2029	190,000	188,333
				3,089,404
Food: 0.20%
Mars, Inc.144A	5.70	5-1-2055	435,000	428,547
Healthcare-products: 0.15%
Abbott Laboratories	5.50	3-15-2056	235,000	230,149
VSP Optical Group, Inc.144A	5.40	6-1-2033	95,000	95,240
				325,389
Healthcare-services: 0.52%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	146,000	157,233
Radiology Partners, Inc.144A	8.50	7-15-2032	420,000	438,312
Star Parent, Inc.144A	9.00	10-1-2030	434,000	454,204
UnitedHealth Group, Inc.	4.75	5-15-2052	85,000	72,898
				1,122,647
Pharmaceuticals: 0.14%
Eli Lilly & Co.	5.60	5-20-2056	305,000	306,329
See accompanying notes to portfolio of investments
4 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 1.86%
Oil & gas: 0.42%
APA Corp.	5.25%	2-1-2042	$152,000	$131,494
ConocoPhillips Co.	5.65	1-15-2065	75,000	72,216
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	206,000	199,540
Nabors Industries, Inc.144A	9.13	1-31-2030	293,000	306,208
SM Energy Co.144A	9.63	6-15-2033	190,000	208,323
				917,781
Oil & gas services: 0.73%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.85	6-15-2056	540,000	533,452
Bristow Group, Inc.144A	6.75	2-1-2033	410,000	411,188
Schlumberger Holdings Corp.144A	4.85	5-15-2033	225,000	223,269
SESI LLC144A	7.88	9-30-2030	400,000	406,434
				1,574,343
Pipelines: 0.71%
Energy Transfer LP	5.95	5-15-2054	175,000	167,500
Harvest Midstream I LP144A	6.75	5-15-2034	320,000	324,562
MPLX LP	5.30	4-1-2036	245,000	241,497
Prairie Acquiror LP144A	9.00	8-1-2029	115,000	119,452
Venture Global LNG, Inc.144A	8.38	6-1-2031	168,000	174,876
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	531,000	518,423
				1,546,310
Financial: 10.05%
Banks: 2.63%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	195,000	195,902
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	415,000	416,261
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	240,000	247,435
Citibank NA (U.S. SOFR+0.91%)±	4.85	6-18-2032	630,000	629,551
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	305,000	310,733
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	455,000	446,413
Goldman Sachs Group, Inc. (U.S. SOFR+1.03%)±	4.97	6-3-2032	215,000	214,876
Goldman Sachs Group, Inc. (U.S. SOFR+1.31%)±	5.43	6-3-2037	130,000	130,447
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	5.15	4-23-2037	535,000	531,146
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	825,000	837,534
Morgan Stanley (U.S. SOFR+1.18%)±	5.07	1-30-2037	510,000	498,744
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	775,000	696,873
Pinnacle Financial Partners, Inc. (U.S. SOFR+1.70%)±	5.60	5-19-2032	215,000	215,687
Wells Fargo & Co. (U.S. SOFR+2.53%)±	3.07	4-30-2041	455,000	347,466
				5,719,068
Diversified financial services: 2.25%
Ares Finance Co. II LLC144A	3.25	6-15-2030	305,000	285,807
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	620,000	611,853
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Citadel Finance LLC144A	5.15%	2-14-2031	$345,000	$336,871
Citadel LP144A	6.38	1-23-2032	295,000	307,106
Computershare U.S., Inc.	1.13	10-7-2031	415,000	415,122
Equitable America Global Funding144A	4.95	6-9-2030	535,000	535,791
First Eagle Holdings, Inc.144A	7.25	8-15-2032	445,000	447,958
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	390,000	390,081
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	465,000	488,915
PRA Group, Inc.144A	5.00	10-1-2029	280,000	264,564
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	475,000	496,236
United Wholesale Mortgage LLC144A	5.50	4-15-2029	60,000	55,737
Western Union Co.	4.75	6-15-2029	260,000	258,045
				4,894,086
Insurance: 2.91%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	580,000	575,683
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	590,000	546,151
Athene Global Funding144A	5.03	7-17-2030	420,000	416,214
Athene Global Funding144A	5.54	8-22-2035	495,000	487,224
Broadstreet Partners Group LLC144A	5.88	4-15-2029	300,000	292,956
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	395,000	387,119
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	205,000	170,034
Jackson Financial, Inc.	6.15	1-15-2037	170,000	169,574
MetLife, Inc.	6.40	12-15-2036	405,000	412,649
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	255,000	251,595
New York Life Insurance Co.144A	5.88	5-15-2033	355,000	369,798
Northwestern Mutual Life Insurance Co.144A	6.05	6-30-2056	280,000	284,926
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	270,000	277,789
Protective Life Corp.144A	4.70	1-15-2031	480,000	473,171
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	445,000	412,480
RGA Global Funding144A	4.60	11-25-2030	330,000	325,519
RGA Global Funding144A	5.05	12-6-2031	470,000	469,471
				6,322,353
Investment companies: 1.07%
Ares Capital Corp. BDC	5.10	1-15-2031	305,000	295,044
Ares Capital Corp. BDC	5.50	9-1-2030	235,000	232,106
Ares Capital Corp. BDC	5.88	3-1-2029	160,000	161,267
Blue Owl Capital Corp. BDC	2.63	1-15-2027	1,125,000	1,110,323
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	485,000	513,789
				2,312,529
See accompanying notes to portfolio of investments
6 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real estate: 0.29%
CBRE Services, Inc.	4.90%	1-15-2033	$260,000	$256,253
CBRE Services, Inc.	5.50	6-15-2035	375,000	379,108
				635,361
REITs: 0.90%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	235,000	207,521
Essential Properties LP	2.95	7-15-2031	295,000	266,454
Essential Properties LP	5.40	12-1-2035	290,000	287,051
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	467,000	484,218
Piedmont Operating Partnership LP	9.25	7-20-2028	170,000	183,015
Realty Income Corp.	5.13	7-6-2034	415,000	512,925
				1,941,184
Industrial: 0.62%
Engineering & construction: 0.14%
Jacobs Solutions, Inc.	4.75	3-3-2031	165,000	163,474
Jacobs Solutions, Inc.	5.38	3-3-2036	150,000	147,512
				310,986
Packaging & containers: 0.48%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	495,000	470,531
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	565,000	557,321
				1,027,852
Technology: 1.89%
Computers: 0.24%
Booz Allen Hamilton, Inc.	5.95	8-4-2033	110,000	110,457
Hewlett Packard Enterprise Co.	5.60	10-15-2054	245,000	227,124
Kyndryl Holdings, Inc.	4.10	10-15-2041	270,000	191,215
				528,796
Semiconductors: 0.49%
Entegris, Inc.144A	4.75	4-15-2029	340,000	335,991
Foundry JV Holdco LLC144A	5.88	1-25-2034	245,000	248,933
Intel Corp.	2.80	8-12-2041	250,000	175,289
Intel Corp.	3.25	11-15-2049	85,000	55,343
Intel Corp.	5.30	5-15-2036	260,000	258,699
				1,074,255
Software: 1.16%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	714,000	684,600
Cloud Software Group, Inc.144A	8.25	6-30-2032	438,000	410,514
Cloud Software Group, Inc.144A	9.00	9-30-2029	87,000	84,445
Oracle Corp.	4.55	2-4-2029	175,000	172,517
Oracle Corp.	4.95	2-4-2031	200,000	195,807
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software(continued)
Oracle Corp.	5.70%	2-4-2036		$595,000	$576,231
Oracle Corp.	5.95	9-26-2055		455,000	386,667
					2,510,781
Utilities: 1.52%
Electric: 1.52%
Basin Electric Power Cooperative	5.85	10-15-2055		285,000	278,868
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		145,000	149,544
Duke Energy Corp.	3.10	6-15-2028		245,000	279,773
Duke Energy Corp.	3.85	6-15-2034		300,000	343,079
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		235,000	244,090
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		595,000	591,654
Oglethorpe Power Corp.	4.25	4-1-2046		135,000	106,623
PacifiCorp	5.45	4-15-2033		370,000	375,601
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		535,000	545,155
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		375,000	379,173
					3,293,560
Total corporate bonds and notes (Cost $60,333,154)					60,658,654
Foreign corporate bonds and notes: 11.91%
Basic materials: 0.25%
Chemicals: 0.25%
INEOS Finance PLC	6.63	5-15-2028	EUR	474,000	546,507
Communications: 3.05%
Media: 0.25%
Ziggo BV	2.88	1-15-2030	EUR	500,000	546,027
Telecommunications: 2.80%
British Telecommunications Ltd. (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	265,000	371,147
BT Finance PLC	3.38	11-17-2032	EUR	400,000	451,560
Chorus Ltd.	3.53	11-26-2032	EUR	325,000	368,692
Chorus Ltd.	3.63	9-7-2029	EUR	365,000	421,311
Fibercop SpA	1.63	1-18-2029	EUR	390,000	424,630
Koninklijke KPN NV	3.88	7-3-2031	EUR	600,000	703,331
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	215,000	244,958
TDC Net AS	5.00	8-9-2032	EUR	255,000	301,900
Telecom Italia SpA	1.63	1-18-2029	EUR	250,000	273,595
Telefonica Emisiones SA	4.18	11-21-2033	EUR	600,000	701,409
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	242,969
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	485,000	487,715
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	320,000	352,281
See accompanying notes to portfolio of investments
8 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Vodafone Group PLC (UK Gilts 5 Year+3.84%)±	8.00%	8-30-2086	GBP	150,000	$215,215
Zegona Finance PLC144A	6.75	7-15-2029	EUR	436,500	516,370
					6,077,083
Consumer, cyclical: 1.66%
Auto manufacturers: 0.35%
BMW International Investment BV	3.50	1-22-2033	EUR	275,000	312,658
RCI Banque SA	3.63	11-3-2032	EUR	400,000	446,269
					758,927
Entertainment: 0.30%
Universal Music Group NV	4.00	6-13-2031	EUR	560,000	657,555
Leisure time: 0.48%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	200,000	275,562
TUI AG	5.88	3-15-2029	EUR	650,000	762,248
					1,037,810
Lodging: 0.28%
Essendi SA	6.38	10-15-2029	EUR	515,000	610,604
Retail: 0.11%
Dufry One BV	4.50	5-23-2032	EUR	101,000	116,920
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	116,463
					233,383
Toys/games/hobbies: 0.14%
Asmodee Group AB	5.75	12-15-2029	EUR	266,667	316,355
Consumer, non-cyclical: 1.10%
Commercial services: 0.80%
Amber Finco PLC	6.63	7-15-2029	EUR	380,000	449,777
Indigo Group SAS	3.75	4-24-2032	EUR	300,000	344,996
Motability Operations Group PLC	4.00	1-22-2037	EUR	335,000	378,361
Nexi SpA	2.13	4-30-2029	EUR	250,000	275,700
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	250,000	295,603
					1,744,437
Food: 0.30%
Iceland Bondco PLC	4.38	5-15-2028	GBP	500,000	654,133
Energy: 0.81%
Oil & gas: 0.54%
Aker BP ASA	1.13	5-12-2029	EUR	450,000	483,846
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	100,000	123,469
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	500,000	554,932
					1,162,247
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 9

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Oil & gas services: 0.27%
OEG Finance PLC	7.25%	9-27-2029	EUR	500,000	$591,572
Financial: 2.73%
Banks: 1.53%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	600,000	691,559
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	600,000	729,271
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	474,812
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	400,000	478,732
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	246,516
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	219,761
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	476,902
					3,317,553
Insurance: 0.60%
AXA SA	3.63	1-10-2033	EUR	260,000	302,652
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	440,000	536,368
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	440,000	466,846
					1,305,866
Real estate: 0.47%
Aroundtown SA	3.25	1-2-2031	EUR	400,000	442,925
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	500,000	565,243
					1,008,168
Savings & loans: 0.13%
Nationwide Building Society (3 Month EURIBOR+1.15%)±	3.83	7-24-2032	EUR	250,000	289,770
Government securities: 0.27%
Multi-national: 0.27%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	600,000	585,829
Industrial: 0.46%
Environmental control: 0.27%
Luna 2.5 Sarl144A	5.50	7-1-2032	EUR	500,000	579,354
Transportation: 0.19%
Ocado Group PLC	10.50	8-8-2029	GBP	300,000	411,208
Technology: 0.14%
Computers: 0.14%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	265,000	295,338
See accompanying notes to portfolio of investments
10 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 1.44%
Electric: 0.89%
Contact Energy Ltd.	3.54%	11-3-2032	EUR	400,000	$452,895
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	235,000	274,109
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	400,000	450,065
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	600,000	757,750
					1,934,819
Gas: 0.32%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	635,000	688,315
Water: 0.23%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	435,000	508,282
Total foreign corporate bonds and notes (Cost $24,593,286)					25,861,142
Foreign government bonds: 20.53%
Australia: 2.46%
Australia##	2.25	5-21-2028	AUD	8,035,000	5,345,963
Belgium: 1.01%
Kingdom of Belgium144A##	3.40	6-22-2036	EUR	1,920,000	2,188,024
Brazil: 3.00%
Brazil##	10.00	1-1-2031	BRL	26,000,000	4,379,053
Brazil##	10.00	1-1-2029	BRL	12,000,000	2,143,796
					6,522,849
Chile: 0.48%
Republic of Chile144A	4.70	9-1-2030	CLP	980,000,000	1,048,552
Colombia: 2.13%
Colombia TES##	5.75	11-3-2027	COP	17,228,000,000	4,635,485
France: 3.48%
Republic of France144A##	2.40	9-24-2028	EUR	2,825,000	3,206,179
Republic of France144A##	2.70	2-25-2031	EUR	1,930,000	2,181,362
Republic of France144A##	3.50	11-25-2035	EUR	1,900,000	2,163,665
					7,551,206
Germany: 1.51%
Bundesobligation##	2.50	4-16-2031	EUR	1,915,000	2,178,302
Bundesschatzanweisungen	2.50	6-14-2028	EUR	970,000	1,107,657
					3,285,959
Italy: 0.98%
Italy##	2.20	2-28-2028	EUR	1,875,000	2,125,549
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 11

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Mexico: 0.98%
Mexico##	8.50%	2-28-2030	MXN	36,865,000	$2,121,506
New Zealand: 1.01%
New Zealand##	1.50	5-15-2031	NZD	4,300,000	2,189,615
South Africa: 1.00%
Republic of South Africa##	10.50	12-21-2027	ZAR	34,100,000	2,165,077
United Kingdom: 2.49%
U.K. Gilts	4.38	3-7-2028	GBP	800,000	1,064,824
U.K. Gilts##	4.38	3-7-2030	GBP	1,617,000	2,154,337
U.K. Gilts##	4.75	10-22-2035	GBP	1,650,000	2,186,348
					5,405,509
Total foreign government bonds (Cost $44,549,777)					44,585,294

	Shares
Investment companies: 0.73%
Exchange-traded funds: 0.73%
State Street SPDR Portfolio High Yield Bond ETF	19,868	465,706
Vanguard Short-Term Corporate Bond ETF	14,296	1,129,813
Total investment companies (Cost $1,601,383)		1,595,519

			Principal
Loans: 1.25%
Consumer, cyclical: 0.90%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	$44,101	44,244
Entertainment: 0.24%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.11	12-2-2031	527,002	527,661
Housewares: 0.29%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.39	10-30-2029	634,863	632,825
Retail: 0.35%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.98	2-3-2031	763,087	753,229
Industrial: 0.29%
Metal fabricate/hardware: 0.15%
Worthington Steel, Inc. (U.S. SOFR 1 Month+4.00%)±	7.62	6-1-2033	330,000	328,970
Packaging & containers: 0.14%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.12	4-15-2030	305,000	300,425
See accompanying notes to portfolio of investments
12 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.06%
Software: 0.06%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.39%	11-28-2028	$132,845	$125,959
Total loans (Cost $2,730,146)				2,713,313
Non-agency mortgage-backed securities: 3.20%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	365,165	365,888
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	496,428	434,130
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	500,000	514,714
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.78	12-15-2042	165,000	165,309
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	597,661	596,280
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.83	12-15-2042	435,000	436,979
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	336,221	321,011
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.18	2-15-2041	170,000	170,213
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,003,271
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	405,000	380,622
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	275,000	248,553
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.69	1-15-2036	339,807	330,038
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	160,444	160,756
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	360,000	366,189
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class B144A±±	4.53	1-5-2043	500,000	423,184
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	100,000	73,274
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	960,000	963,476
Total non-agency mortgage-backed securities (Cost $6,981,193)				6,953,887
U.S. Treasury securities: 7.85%
U.S. Treasury Bonds##	4.63	2-15-2046	5,000,000	4,799,219
U.S. Treasury Bonds##	4.75	2-15-2056	525,000	509,988
U.S. Treasury Notes##	3.63	8-31-2027	1,800,000	1,789,594
U.S. Treasury Notes##	3.88	5-15-2029	160,000	158,762
U.S. Treasury Notes##	4.13	5-31-2031	1,684,000	1,677,817
U.S. Treasury Notes##	4.38	5-15-2036	8,157,000	8,113,666
Total U.S. Treasury securities (Cost $17,039,573)				17,049,046
Yankee corporate bonds and notes: 8.11%
Communications: 0.57%
Media: 0.03%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	90,000	76,415
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 13

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.54%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$607,000	$623,637
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	190,000	189,523
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	345,000	356,726
				1,169,886
Consumer, cyclical: 0.70%
Airlines: 0.25%
Latam Airlines Group SA144A	7.63	1-7-2031	520,000	538,668
Apparel: 0.06%
Gildan Activewear, Inc.144A	5.40	10-7-2035	125,000	121,339
Leisure time: 0.39%
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	140,000	135,600
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	95,000	95,798
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	615,000	623,669
				855,067
Consumer, non-cyclical: 0.89%
Beverages: 0.28%
Coca-Cola Icecek AS144A	4.50	1-20-2029	635,000	617,505
Food: 0.18%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	390,000	382,448
Pharmaceuticals: 0.43%
1261229 BC Ltd.144A	10.00	4-15-2032	730,000	739,370
Bausch Health Cos., Inc.144A	6.25	2-15-2029	245,000	184,210
				923,580
Energy: 0.93%
Oil & gas: 0.68%
Aker BP ASA144A	5.80	10-1-2054	155,000	144,111
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	915,000	904,491
Eni SpA144A	6.00	5-18-2056	430,000	424,430
				1,473,032
Pipelines: 0.25%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	465,000	467,765
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	80,000	83,786
				551,551
See accompanying notes to portfolio of investments
14 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 4.37%
Banks: 2.78%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38%	5-20-2031	$750,000	$768,000
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	780,000	773,409
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	213,502
Bank of Ireland Group PLC (U.S. SOFR+1.16%)144A±	5.00	11-12-2032	265,000	264,820
Bank of Montreal Series J (U.S. SOFR+1.21%)±	5.30	6-2-2037	325,000	325,309
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	895,000	880,944
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	265,000	277,596
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	435,000	437,992
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	950,000	858,511
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.29%)±%%	5.30	7-7-2037	200,000	198,675
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	525,000	538,970
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	260,000	259,336
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	240,000	244,491
				6,041,555
Diversified financial services: 1.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	675,000	698,754
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	540,000	552,115
Brookfield Asset Management Ltd.	5.30	1-15-2036	170,000	165,737
Brookfield Asset Management Ltd.	6.08	9-15-2055	115,000	115,477
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	400,000	406,539
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	220,000	226,456
				2,165,078
Insurance: 0.32%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	270,000	276,906
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	420,000	429,458
				706,364
Private equity: 0.27%
Brookfield Finance, Inc.	5.33	1-15-2036	595,000	585,275
Government securities: 0.28%
Multi-national: 0.28%
African Export-Import Bank144A	3.80	5-17-2031	670,000	611,855
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 15

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.37%
Engineering & construction: 0.10%
CIMIC Finance Ltd.144A	6.00%	4-22-2036	$145,000	$142,942
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	75,000	79,741
				222,683
Packaging & containers: 0.23%
Trivium Packaging Finance BV144A	12.25	1-15-2031	455,000	502,929
Trucking & leasing: 0.04%
Avolon Holdings Funding Ltd.144A	4.90	10-10-2030	75,000	74,343
Total yankee corporate bonds and notes (Cost $17,398,152)				17,619,573
Yankee government bonds: 2.97%
Argentina: 0.94%
Argentinaøø	4.13	7-9-2035	385,000	307,615
City of Buenos Aires144A	7.05	5-13-2036	200,000	196,200
City of Buenos Aires144A	7.80	11-26-2033	570,000	598,626
Province of Santa Fe144A	8.10	12-11-2034	600,000	601,230
Provincia de Cordoba144Aøø	6.88	2-1-2029	355,000	347,101
				2,050,772
Israel: 0.48%
Israel	4.50	1-13-2031	645,000	630,526
Israel	5.75	3-12-2054	425,000	405,773
				1,036,299
Ivory Coast: 0.23%
Ivory Coast144A	8.25	1-30-2037	450,000	497,785
Mexico: 0.77%
Mexico	5.63	9-22-2035	470,000	456,605
Mexico	6.25	8-27-2037	545,000	545,161
Mexico	6.35	2-9-2035	455,000	464,782
Mexico	3.77	5-24-2061	345,000	206,482
				1,673,030
Panama: 0.11%
Panama	4.50	1-19-2063	320,000	246,784
Trinidad and Tobago: 0.44%
Trinidad & Tobago144A	6.50	1-28-2036	920,000	947,462
Total yankee government bonds (Cost $6,274,273)				6,452,132
See accompanying notes to portfolio of investments
16 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.67%
Investment companies: 2.67%
Allspring Government Money Market Fund Select Class♠∞##		3.57%	5,798,371	$5,798,371
Total short-term investments (Cost $5,798,371)				5,798,371
Total investments in securities (Cost $272,421,932)	126.36%			274,430,246
Other assets and liabilities, net	(26.36)			(57,257,100)
Total net assets	100.00%			$217,173,146

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,273,144	$74,228,596	$(71,703,369)	$0	$0	$5,798,371	5,798,371	$83,917
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 17

Portfolio of investments—June 30, 2026 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	4,467,746	COP	16,018,700,000	Morgan Stanley, Inc.	7-6-2026	$0	$(214,020)
COP	16,018,700,000	USD	4,633,512	Morgan Stanley, Inc.	7-6-2026	48,253	0
USD	1,099,666	CLP	980,000,000	State Street Bank & Trust Co.	7-13-2026	36,512	0
USD	5,420,345	AUD	7,485,000	Morgan Stanley, Inc.	7-20-2026	239,744	0
USD	119,994	AUD	168,000	Morgan Stanley, Inc.	7-20-2026	3,716	0
AUD	43,000	USD	30,523	Bank of New York Mellon Corp.	7-20-2026	0	(761)
USD	10,585	AUD	15,000	Morgan Stanley, Inc.	7-20-2026	203	0
USD	3,032,044	BRL	15,300,000	State Street Bank & Trust Co.	8-7-2026	93,147	0
USD	119,677	BRL	600,000	State Street Bank & Trust Co.	8-7-2026	4,426	0
USD	1,110,491	BRL	5,770,000	State Street Bank & Trust Co.	8-7-2026	2,162	0
USD	129,241	BRL	680,000	State Street Bank & Trust Co.	8-7-2026	0	(1,377)
USD	43,293,738	EUR	37,320,000	Morgan Stanley, Inc.	8-11-2026	582,090	0
USD	3,185,927	EUR	2,740,000	Morgan Stanley, Inc.	8-11-2026	50,077	0
USD	588,813	EUR	514,000	Morgan Stanley, Inc.	8-11-2026	555	0
EUR	3,835,000	USD	4,353,320	Morgan Stanley, Inc.	8-11-2026	35,726	0
USD	238,670	EUR	210,000	Bank of New York Mellon Corp.	8-11-2026	0	(1,669)
USD	410,593	EUR	360,000	Morgan Stanley, Inc.	8-11-2026	0	(1,416)
USD	1,086,902	GBP	810,000	Bank of New York Mellon Corp.	8-18-2026	12,500	0
USD	7,012,868	GBP	5,190,000	Bank of New York Mellon Corp.	8-18-2026	128,738	0
USD	125,488	GBP	94,000	Morgan Stanley, Inc.	8-18-2026	804	0
NZD	2,705,000	USD	1,575,175	Bank of New York Mellon Corp.	8-24-2026	0	(36,124)
USD	1,524,777	NZD	2,695,000	Bank of New York Mellon Corp.	8-24-2026	0	(8,585)
USD	2,189,576	NZD	3,865,000	Morgan Stanley, Inc.	8-24-2026	0	(9,475)
USD	4,564,304	COP	16,018,700,000	Morgan Stanley, Inc.	9-2-2026	0	(55,004)
USD	1,099,036	ZAR	17,920,000	Bank of New York Mellon Corp.	9-18-2026	11,908	0
ZAR	17,920,000	USD	1,097,474	Bank of New York Mellon Corp.	9-18-2026	0	(10,346)
USD	2,153,755	MXN	37,880,000	Bank of New York Mellon Corp.	9-30-2026	3,541	0
						$1,254,102	$(338,777)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	150	9-30-2026	$30,956,449	$30,919,922	$0	$(36,527)
Short
10-Year Euro BUND Index	(38)	9-8-2026	(5,478,089)	(5,528,950)	0	(50,861)
5-Year Euro-BOBL Futures	(81)	9-8-2026	(10,611,721)	(10,678,487)	0	(66,766)
10-Year U.S. Treasury Notes	(6)	9-21-2026	(657,366)	(659,344)	0	(1,978)
Ultra 10-Year U.S. Treasury Notes	(96)	9-21-2026	(10,741,626)	(10,797,000)	0	(55,374)
Ultra U.S. Treasury Bond	(10)	9-21-2026	(1,169,670)	(1,161,563)	8,107	0
5-Year U.S. Treasury Notes	(69)	9-30-2026	(7,384,506)	(7,386,234)	0	(1,728)
					$8,107	$(213,234)
See accompanying notes to portfolio of investments
18 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2026 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 45	1.00%	Quarterly	12-20-2030	USD	6,345,000	$139,300	$101,118	$38,182	$0
Markit CDX North American High Yield Series 46	5.00	Quarterly	6-20-2031	USD	5,964,750	489,086	374,035	115,051	0
								$153,233	$0
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 19

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
20 | Allspring Income Plus ETF

Notes to portfolio of investments—June 30, 2026 (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Allspring Income Plus ETF | 21

Notes to portfolio of investments—June 30, 2026 (unaudited)
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$71,992,958	$0	$71,992,958
Asset-backed securities	0	13,150,357	0	13,150,357
Corporate bonds and notes	0	60,658,654	0	60,658,654
Foreign corporate bonds and notes	0	25,861,142	0	25,861,142
Foreign government bonds	0	44,585,294	0	44,585,294
Investment companies	1,595,519	0	0	1,595,519
Loans	0	2,713,313	0	2,713,313
Non-agency mortgage-backed securities	0	6,953,887	0	6,953,887
U.S. Treasury securities	17,049,046	0	0	17,049,046
Yankee corporate bonds and notes	0	17,619,573	0	17,619,573
Yankee government bonds	0	6,452,132	0	6,452,132
Short-term investments
Investment companies	5,798,371	0	0	5,798,371
	24,442,936	249,987,310	0	274,430,246
Forward foreign currency contracts	0	1,254,102	0	1,254,102
Futures contracts	8,107	0	0	8,107
Swap contracts	0	153,233	0	153,233
Total assets	$24,451,043	$251,394,645	$0	$275,845,688
Liabilities
Forward foreign currency contracts	$0	$338,777	$0	$338,777
Futures contracts	213,234	0	0	213,234
Total liabilities	$213,234	$338,777	$0	$552,011
22 | Allspring Income Plus ETF

Notes to portfolio of investments—June 30, 2026 (unaudited)
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2026, $844,000 was segregated as cash collateral for these open futures contracts and $529,751 was segregated as cash collateral for swap contracts. The Fund also had $880,000 segregated as cash collateral for open forward foreign currency contracts.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Income Plus ETF | 23